Capital Management (Tables)	6 Months Ended
Jun. 30, 2025
Capital Management [Abstract]
Schedule of Gearing Ratios

The gearing ratios were as follows:

	June 30, 2025	December 31, 2024
Total borrowings	$18,094,304	$21,418,016
Less: Cash and cash equivalents	(10,110,206)	(21,699,202)
Net (cash) / debt	7,984,098	(281,186)
Total equity	98,180,994	73,103,853
Total capital	$106,165,092	$73,103,853
Gearing ratio	8%	0%